Debt - Summary of Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amount
Total principal amount	$ 1,965,125	$ 1,970,100	$ 2,358,050
Unamortized discount and debt issuance costs	(43,842)	(46,128)	(95,478)
Total debt	1,921,283	1,923,972	2,262,572
Less: Current portion of long-term debt	(19,900)	(19,900)	(16,950)
Total long-term debt	1,901,383	1,904,072	2,245,622
Line of Credit | Revolving Credit Facility
Amount
Total principal amount	$ 0	$ 0	$ 0
Effective Rate	0.00%	0.00%	0.00%
Secured Debt | First Lien Term Loan (as amended) due Feb 2024
Amount
Total principal amount	$ 1,965,125	$ 1,970,100	$ 1,678,050
Effective Rate	5.25%	5.27%	5.07%
Secured Debt | Second Lien Floating Rate Notes (as amended) due Feb 2024
Amount
Total principal amount	$ 0	$ 0	$ 680,000
Effective Rate	0.00%	0.00%	10.14%